As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-00994

RMB Investors Trust
 (Exact name of registrant as specified in charter)

115 South LaSalle Street, 34th Floor
Chicago, IL 60603
 (Address of principal executive offices) (Zip code)

Walter H. Clark
115 South LaSalle Street, 34th Floor
Chicago, IL 60603
  (Name and address of agent for service)

(800) 462-2392
 Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Item 1. Schedule of Investments.

	RMB Fund
	Portfolio Holdings As of September 30, 2018 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.6%
	(percentage of net assets)

	COMMUNICATIONS SERVICES 4.8%
*	Alphabet Inc. - Class A	3,231	$3,900,075

	CONSUMER DISCRETIONARY 12.7%
*	Booking Holdings, Inc.	898	1,781,632
	Home Depot, Inc. (The)	8,500	1,760,775
	Royal Carribean Cruises Ltd.	24,500	3,183,530
*	ServiceMaster Global Holdings, Inc.	59,000	3,659,770
			10,385,707

	ENERGY 6.2%
	Chevron Corp.	20,700	2,531,196
	Kinder Morgan, Inc.	142,100	2,519,433
			5,050,629

	FINANCIAL SERVICES 7.8%
	MarketAxess Holdings, Inc.	10,000	1,784,900
	Morgan Stanley	62,700	2,919,939
	Signature Bank	14,654	1,682,865
			6,387,704

	HEALTH CARE 20.7%
	Amgen, Inc.	15,200	3,150,808
	Becton, Dickinson and Co.	9,100	2,375,100
	Cooper Cos., Inc.	11,600	3,214,940
	Danaher Corp.	21,000	2,281,860
*	Edwards Lifesciences Corp.	21,200	3,690,920
	STERIS PLC	19,008	2,174,515
			16,888,143

	INDUSTRIALS 11.2%
*	IHS Markit, Ltd.	60,000	3,237,600
*	Middleby Corp. (The)	20,250	2,619,338
	Snap-on, Inc.	17,800	3,268,080
			9,125,018

	INFORMATION TECHNOLOGY 31.7%
	Accenture PLC - Class A	12,500	2,127,500
	Alliance Data Systems Corp.	12,014	2,837,226
	Apple, Inc.	15,730	3,550,890
	Cognizant Technology Solutions Corp. - Class A	30,250	2,333,788
	Microchip Technology, Inc.	27,420	2,163,712
	Microsoft Corp.	38,700	4,426,120
	SS&C Technologies Holdings, Inc.	55,000	3,125,650
	TE Connectivity Ltd.	21,500	1,890,495
	Visa, Inc., Class A	22,400	3,362,016
			25,817,397

	REAL ESTATE 4.5%
	American Tower Corp.	25,000	3,632,500
	Total Common Stocks (Cost: $53,468,642)		81,187,173

	Short-Term Investments 0.5%
	(percentage of net assets)
	MONEY MARKET FUND 0.5%
	First American Government Obligations Fund - Class X - 1.98%[a]	438,015	438,015
	Total Short-Term Investments (Cost: $438,015)		438,015

	Total Investments 100.1% (Cost: $53,906,657)		$81,625,188
	Liabilities in excess of other assets (0.1)%		(103,948)
	Net Assets 100%		$81,521,240

*	Indicates securities that do not produce income.
a	Rate quoted is seven-day yield at period end.

	RMB Mendon Financial Services Fund
	Portfolio Holdings As of September 30, 2018 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 99.0%
	(percentage of net assets)
	BANKS 87.9%
*	Amalgamated Bank - Class A	348,482	$6,722,218
	Ameris Bancorp	644,508	29,454,016
*	Atlantic Capital Bancshares, Inc.	850,023	14,237,886
	Banc of California, Inc.	253,210	4,785,669
	BankUnited, Inc.	150,599	5,331,205
*	Byline Bancorp, Inc.	633,467	14,379,701
	Cadence Bancorp	144,740	3,780,609
	Carolina Financial Corp.	434,941	16,405,975
	Centerstate Bank Corp.	173,140	4,856,577
	Citizens Financial Group, Inc.[a]	250,000	9,642,500
	Civista Bancshares, Inc.	170,750	4,113,368
	ConnectOne Bancorp, Inc.	253,091	6,010,911
*	Enterprise Bank	14,529	165,631
*	Equity Bancshares, Inc. - Class A	560,858	22,019,285
	Evans Bancorp, Inc.	90,644	4,255,736
	FB Financial Corp.	1,501,991	58,848,006
	Fidelity Southern Corp.	848,019	21,013,911
	First Bancorp	928,750	37,623,662
	First Bancshares, Inc. (The)	453,544	17,710,893
	First Community Corp.	237,065	5,736,973
*	First Foundation, Inc.	1,032,154	16,122,245
	FNB Corp.	50,000	636,000
	Green Bancorp, Inc.	258,111	5,704,253
	Guaranty Bancorp	140,516	4,173,325
	Home BancShares, Inc.	325,145	7,120,676
*	Howard Bancorp, Inc.	659,486	11,672,902
	IBERIABANK Corp.[a]	100,000	8,135,000
	Independent Bank Group, Inc.[a]	432,613	28,682,242
	Investors Bancorp, Inc.	1,306,208	16,027,172
	KeyCorp[a]	450,000	8,950,500
	Lakeland Bancorp, Inc.	350,000	6,317,500
	Live Oak Bancshares, Inc.[a]	688,494	18,451,639
	MidSouth Bancorp, Inc.	627,045	9,656,493
	Old Line Bancshares, Inc.	558,574	17,673,281
	Opus Bank	500,000	13,700,000
*	Pacific Premier Bancorp, Inc.	200,000	7,440,000
	PacWest Bancorp	125,000	5,956,250
	Peapack Gladstone Financial Corp.	229,770	7,097,595
	Pinnacle Financial Partners, Inc.	250,000	15,037,504

	Regions Financial Corp.	500,000	9,175,000
	SB One Bancorp	252,267	6,357,128
*	Seacoast Banking Corp. of Florida	582,037	16,995,480
*	Select Bancorp, Inc.	48,080	596,192
	South State Corp.	197,438	16,189,917
*	Southern First Bancshares, Inc.	287,242	11,288,611
	Southern National Bancorp of Virginia, Inc.	287,790	4,662,198
*	Triumph Bancorp, Inc.	974,794	37,237,131
	Valley National Bancorp	725,000	8,156,250
*	Veritex Holdings, Inc.	748,176	21,143,454
			627,450,670

	COMMERCIAL SERVICES & SUPPLIES 0.1%
*	Performant Financial Corp.	322,031	650,503

	DIVERSIFIED FINANCIALS 6.5%
	Ares Management LP	733,910	17,026,713
*	Cowen, Inc.	495,411	8,075,199
*	Far Point Acquisition Corp. - Unit [c]	1,041,700	10,708,676
*	E*TRADE Financial Corp.[a]	89,000	4,662,710
	Manning & Napier, Inc.b	1,050,551	3,099,125
	Silvercrest Asset Management Group, Inc. - Class A	220,577	3,054,991
			46,627,414

	THRIFTS & MORTGAGE FINANCE 4.5%
	OceanFirst Financial Corp.	316,700	8,620,574
	United Financial Bancorp, Inc.	804,963	13,547,527
	Walker & Dunlop, Inc.	6,594	348,691
	Western New England Bancorp, Inc.	899,523	9,714,848
			32,231,640
	Total Common Stocks (Cost: $587,850,187)		706,960,227

	Warrants 0.6%
	(percentage of net assets)
	BANKS 0.6%
*	M&T Bank Corp., Expires 12/23/18	40,000	3,921,000
	Total Warrants (Cost: $1,281,600)		3,921,000

	Short-Term Investments 1.0%
	(percentage of net assets)
	MONEY MARKET FUND 1.0%
	First American Government Obligations Fund - Class X - 1.98%[d]	6,903,026	6,903,026
	Total Short-Term Investments (Cost: $6,903,026)		6,903,026

	Total Investments 100.6% (Cost: $596,034,813)		$717,784,253
	Call option written (0.0)% (Premiums received: $1,615,133)		(146,375)
	Liabilities in excess of other assets (0.6)%		(4,012,854)
	Net Assets 100.00%		$713,625,024

	Call Option Written (0.0)%
	(percentage of net assets)
	BANKS 0.0%
	Citizens Financial Group, Inc.
	@ 45, Notional Amount: $(5,625,000), due Jan 19	(1,250)	(25,000)
	@ 50, Notional Amount: $(6,250,000), due Jan 19	(1,250)	-
	IBERIABANK Corp.
	@ 90, Notional Amount: $(2,250,000), due Feb 19	(250)	(35,625)
	Independent Bank Group, Inc.
	@ 75, Notional Amount: $(3,000,000), due Oct 18	(400)	-
	@ 75, Notional Amount: $(6,000,000), due Jan 19	(800)	(38,000)
	@ 80, Notional Amount: $(3,200,000), due Oct 18	(400)	-
	@ 85, Notional Amount: $(3,400,000), due Oct 18	(400)	-
	@ 85, Notional Amount: $(3,400,000), due Jan 19	(400)	-
	KeyCorp
	@ 22, Notional Amount: $(2,200,000), due Dec 18	(1,000)	(15,500)
	@ 23, Notional Amount: $(2,875,000), due Dec 18	(1,250)	-
	@ 23, Notional Amount: $(2,300,000), due Jan 19	(1,000)	(11,000)
	@ 24, Notional Amount: $(3,000,000), due Jan 19	(1,250)	-
	Live Oak Bancshares, Inc.
	@ 30, Notional Amount: $(1,143,000), due Dec 18	(381)	-
	@ 35, Notional Amount: $(4,112,500), due Dec 18	(1,175)	-
			(125,125)

	DIVERSIFIED FINANCIALS (0.0)%
	E*TRADE Financial Corp.
	@ 70, Notional Amount: $(3,500,000), due Jan 19	(500)	(21,250)
	Total Call Option Written (Premiums received: $1,615,133)		(146,375)

*	Indicates securities that do not produce income.
a	Securities of partial securities on which call/put options were written.
b	Considered an affiliated company of the fund as the fund owns 5% or more of the outstanding voting securities of such company.
c	Each unit issued consists of one share of the Company's Class A common stock and one-third of one warrant.
d	Rate quoted is seven-day yield at period end.

	RMB Mendon Financial Long/Short Fund
	Portfolio Holdings As of September 30, 2018 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 92.1%
	(percentage of net assets)
	BANKS 76.2%
*	Amalgamated Bank - Class A	104,571	$2,017,175
	Ameris Bancorp[a]	189,535	8,661,750
*	Atlantic Capital Bancshares, Inc.[a]	590,720	9,894,560
	Banc of California, Inc.	138,096	2,610,014
	Bank of America Corp.[a,b]	200,000	5,892,000
	BankUnited, Inc.[a]	150,309	5,320,939
	CenterState Banks, Inc.	52,064	1,460,395
	FB Financial Corp.[a]	471,420	18,470,236
*	First Foundation, Inc.[a]	463,491	7,239,729
	First Interstate BancSystem, Inc. - Class A	50,000	2,240,000
	Guaranty Bancorp	159,484	4,736,675
	Home BancShares, Inc.	106,995	2,343,191
	IBERIABANK Corp.[b]	50,000	4,067,500
	Independent Bank Group, Inc.[b]	142,641	9,457,098
	Investors Bancorp, Inc.	348,183	4,272,205
	Live Oak Bancshares, Inc.[b]	200,000	5,360,000
	Opus Bank[a]	511,115	14,004,551
	PacWest Bancorp	50,000	2,382,500
	Pinnacle Financial Partners, Inc.[a]	188,610	11,344,893
*	Seacoast Banking Corp. of Florida	181,697	5,305,552
	South State Corp.[a]	100,000	8,200,000
*	Triumph Bancorp, Inc.	370,017	14,134,649
	United Community Banks, Inc.	102,959	2,871,527
			152,287,139

	DIVERSIFIED FINANCIALS 13.0%
	Ares Management LPa	210,278	4,878,450
*	Cowen, Inc.	231,439	3,772,456
*	E*TRADE Financial Corp.[b]	150,000	7,858,499
*	Far Point Acquisition Corp. - Unit[c]	337,150	3,465,902
	Manning & Napier, Inc.	457,897	1,350,796
	Silvercrest Asset Management Group, Inc. - Class A	330,054	4,571,248
			25,897,351

	THRIFTS & MORTGAGE FINANCE 2.9%
	United Financial Bancorp, Inc.[a]	348,137	5,859,146
	Total Common Stocks (Cost: $151,159,926)		184,043,636

	Number of
	Contracts
Put Option Long 0.6%
(percentage of net assets)
BANKS 0.1%
Citigroup, Inc.
@ 68.5, Notional Amount: $2,260,500, due Oct 18	330	11,550
@ 69.5, Notional Amount: $2,293,500, due Oct 18	330	5,940
@ 69.5, Notional Amount: $2,293,500, due Oct 18	330	17,820
@ 70.5, Notional Amount: $2,326,500, due Oct 18	330	11,550
JPMorgan Chase & Co.
@ 108, Notional Amount: $3,564,000, due Oct 18	330	6,270
@ 109, Notional Amount: $3,597,000, due Oct 18	330	25,410
US Bancorp
@ 51, Notional Amount: $3,366,000, due Oct 18	660	9,900
@ 52, Notional Amount: $3,432,000, due Oct 18	660	10,230
Wells Fargo & Co.
@ 51.5, Notional Amount: $1,699,500, due Oct 18	330	5,940
@ 52, Notional Amount: $3,432,000, due Oct 18	660	44,550
		149,160

CONSUMER FINANCE 0.0%
American Express Co.
@ 105, Notional Amount: $6,930,000, due Oct 18	660	29,040
Capital One Financial Corp.
@ 92, Notional Amount: $3,036,000, due Oct 18	330	7,590
@ 93, Notional Amount: $3,069,000, due Oct 18	330	11,715
Synchrony Financial
@ 30, Notional Amount: $1,980,000, due Oct 18	660	13,200
@ 31, Notional Amount: $2,046,000, due Oct 18	660	19,800
		81,345

DIVERSIFIED FINANCIALS 0.1%
Bank of New York Mellon Corp.
@ 50, Notional Amount: $3,300,000, due Oct 18	660	13,860
@ 51, Notional Amount: $3,366,000, due Oct 18	660	46,200
Blackstone Group LP (The)
@ 38, Notional Amount: $3,762,000, due Oct 18	990	34,155
@ 38.5, Notional Amount: $1,270,500, due Oct 18	330	20,460
Charles Schwab Corp. (The)
@ 48.5, Notional Amount: $1,600,500, due Oct 18	330	19,800
@ 49, Notional Amount: $3,234,000, due Oct 18	660	36,300
Morgan Stanley
@ 45.5, Notional Amount: $3,003,000, due Oct 18	660	13,860
@ 46, Notional Amount: $3,036,000, due Oct 18	660	35,310
TD Ameritrade Holding Corp.
@ 51, Notional Amount: $3,366,000, due Oct 18	660	27,060
@ 52, Notional Amount: $3,432,000, due Oct 18	660	26,400
		273,405

EXCHANGE TRADED FUNDS 0.3%
Financial Select Sector SPDR Fund
@ 27, Notional Amount: $3,564,000, due Oct 18	1,320	26,400
@ 27, Notional Amount: $3,564,000, due Oct 18	1,320	9,240
@ 27.5, Notional Amount: $3,630,000, due Oct 18	1,320	38,280
iShares iBoxx High Yield Corporate Bond ETF
@ 85.5, Notional Amount: $5,643,000, due Oct 18	660	7,260
@ 86, Notional Amount: $2,838,000, due Oct 18	330	4,785
iShares MSCI Emerging Markets ETF
@ 42, Notional Amount: $2,772,000, due Oct 18	660	8,580
@ 42, Notional Amount: $2,772,000, due Oct 18	660	17,160
@ 42, Notional Amount: $2,772,000, due Oct 18	660	24,750
@ 42.5, Notional Amount: $2,805,000, due Oct 18	660	15,840
iShares Russell 2000 ETF
@ 163, Notional Amount: $5,379,000, due Oct 18	330	16,500
@ 165, Notional Amount: $10,890,000, due Oct 18	660	32,010
@ 167, Notional Amount: $11,022,000, due Oct 18	660	30,360
SPDR S&P 500 ETF Trust
@ 275, Notional Amount: $9,075,000, due Oct 18	330	7,920
@ 280, Notional Amount: $9,240,000, due Oct 18	330	4,785
@ 280, Notional Amount: $9,240,000, due Oct 18	330	11,880
@ 283, Notional Amount: $9,339,000, due Oct 18	330	25,905
@ 285, Notional Amount: $9,405,000, due Oct 18	330	9,570
SPDR S&P Bank ETF
@ 46, Notional Amount: $3,036,000, due Oct 18	660	28,050
@ 47, Notional Amount: $3,102,000, due Oct 18	660	56,100
SPDR S&P Regional Banking ETF
@ 57.5, Notional Amount: $3,795,000, due Oct 18	660	23,100
@ 58, Notional Amount: $3,828,000, due Oct 18	660	21,450
@ 58.5, Notional Amount: $1,930,500, due Oct 18	330	10,395
@ 58.5, Notional Amount: $3,861,000, due Oct 18	660	38,610
@ 59, Notional Amount: $3,894,000, due Oct 18	660	39,600
@ 59.5, Notional Amount: $3,927,000, due Oct 18	660	39,600
		548,130

INFORMATION TECHNOLOGY 0.0%
Mastercard, Inc.
@ 215, Notional Amount: $7,095,000, due Oct 18	330	13,035
Visa, Inc.
@ 147, Notional Amount: $9,702,000, due Oct 18	660	20,790
		33,825

	INSURANCE 0.1%
	Aflac, Inc.
	@ 46, Notional Amount: $1,518,000, due Oct 18	330	2,970
	American International Group, Inc.
	@ 51, Notional Amount: $3,366,000, due Oct 18	660	13,860
	@ 52, Notional Amount: $3,432,000, due Oct 18	660	13,200
	Aspen Insurance Holdings Ltd.
	@ 40, Notional Amount: $1,320,000, due Dec 18	330	8,250
	Hartford Financial Services Group, Inc.
	@ 48.5, Notional Amount: $1,600,500, due Oct 18	330	5,940
	Lincoln National Corp.
	@ 65, Notional Amount: $4,290,000, due Oct 18	660	43,890
	MetLife, Inc.
	@ 45, Notional Amount: $2,970,000, due Oct 18	660	23,100
	@ 46.5, Notional Amount: $3,069,000, due Oct 18	660	24,420
	Travelers Companies, Inc. (The)
	@ 125, Notional Amount: $4,125,000, due Oct 18	330	28,875
			164,505
	Total Put Option Long (Cost: $1,185,601)		1,250,370

	Short-Term Investments 6.9%
	(percentage of net assets)
	MONEY MARKET FUND 6.9%
	First American Government Obligations Fund - Class X - 1.98%[d]	6,866,256	6,866,257
	First American Treasury Obligations Fund - Class X - 2.00%[d]	6,866,256	6,866,256
	Total Short-Term Investments (Cost: $13,732,513)		13,732,513

	Total Investments 99.6% (Cost: $166,078,040)		$199,026,519
	Short Sales (19.5)% (Proceeds: $34,979,907)		(39,048,691)
	Call option written (0.1)% (Premiums received: $703,731)		(251,550)
	Put option written (0.6)% (Premiums received: $1,302,851)		(1,090,568)
	Other Assets in Excess of Liabilities 20.6%		41,191,789
	Net Assets 100.0%		$199,827,499

	Short Sales (19.5)%
	(percentage of net assets)
	BANKS (12.3)%
	Banner Corp.	(12,164)	(756,236)
	BOK Financial Corp.[b]	(21,660)	(2,107,085)
	Cullen/Frost Bankers, Inc.[b]	(38,732)	(4,045,169)
	First Merchants Corp.	(32,064)	(1,442,559)
*	Franklin Financial Network, Inc.	(17,347)	(678,268)
	Glacier Bancorp, Inc.	(60,185)	(2,593,372)
	Great Western Bancorp, Inc.	(64,342)	(2,714,589)
	Heartland Financial USA, Inc.	(55,841)	(3,241,570)
	Old National Bancorp	(108,612)	(2,096,212)
	People's United Financial, Inc.	(36,620)	(626,934)
	Simmons First National Corp. - Class A	(36,559)	(1,076,663)
	Trustmark Corp.	(56,481)	(1,900,586)
	Umpqua Holdings Corp.[b]	(36,500)	(759,200)
	United Bankshares, Inc.	(17,107)	(621,839)
			(24,660,282)

	DIVERSIFIED FINANCIALS (4.1)%
	BlackRock, Inc.[b]	(8,120)	(3,827,200)
*	Credit Acceptance Corp.	(5,489)	(2,404,566)
	KKR & Co., Inc. - Class A	(36,527)	(996,091)
	S&P Global, Inc.	(5,414)	(1,057,841)
			(8,285,698)

	INSURANCE (2.2)%
	Employers Holdings, Inc.	(12,727)	(576,533)
	Progressive Corp.[b]	(54,275)	(3,855,696)
			(4,432,229)

	REAL ESTATE MANAGEMENT & DEVELOPMENT (0.2)%
*	HFF, Inc. - Class A	(8,698)	(369,491)

	SOFTWARE (0.6)%
*	Ellie Mae, Inc.	(11,784)	(1,116,770)

	THRIFTS & MORTGAGE FINANCE (0.1)%
	Oritani Financial Corp.	(11,847)	(184,221)
	Total Short Sales (Proceeds: $34,979,907)		(39,048,691)

	Call Option Written (0.1)%
	(percentage of net assets)
	BANKS (0.1)%
	Bank of America Corp.
	@ 33, Notional Amount: $(3,300,000), due Jan 19	(1,000)	(33,000)
	@ 35, Notional Amount: $(3,500,000), due Jun 19	(1,000)	(64,000)
	IBERIABANK Corp.
	@ 80, Notional Amount: $(2,000,000), due Nov 18	(250)	(95,000)
	@ 90, Notional Amount: $(2,250,000), due Feb 19	(250)	(35,625)
	Independent Bank Group, Inc.
	@ 75, Notional Amount: $(1,050,000), due Oct 18	(140)	-
	@ 75, Notional Amount: $(2,100,000), due Jan 19	(280)	(13,300)
	@ 80, Notional Amount: $(1,120,000), due Oct 18	(140)	-
	@ 85, Notional Amount: $(1,190,000), due Jan 19	(140)	-
	@ 85, Notional Amount: $(1,190,000), due Oct 18	(140)	-
	Live Oak Bancshares, Inc.
	@ 30, Notional Amount: $(375,000), due Dec 18	(125)	-
	@ 35, Notional Amount: $(1,305,500), due Dec 18	(373)	-
			(240,925)

	DIVERSIFIED FINANCIALS (0.0)%
	E*TRADE Financial Corp.
	@ 70, Notional Amount: $(1,750,000), due Jan 19	(250)	(10,625)
	Total Call Option Written (Premiums received: $703,731)		(251,550)

	Put Option Written (0.6)%
	(percentage of net assets)
	BANKS (0.5)%
	BOK Financial Corp.
	@ 95, Notional Amount: $(1,330,000), due Dec 18	(140)	(44,450)
	Citizens Financial Group, Inc.
	@ 35, Notional Amount: $(7,000,000), due Jan 19	(2,000)	(145,000)
	Cullen/Frost Bankers, Inc.
	@ 100, Notional Amount: $(2,600,000), due Oct 18	(260)	(16,250)
	IBERIABANK Corp.
	@ 70, Notional Amount: $(2,100,000), due Nov 18	(300)	(19,500)
	@ 75, Notional Amount: $(1,125,000), due Nov 18	(150)	(13,875)
	Independent Bank Group, Inc.
	@ 70, Notional Amount: $(1,540,000), due Oct 18	(220)	(84,700)
	M&T Bank Corp.
	@ 160, Notional Amount: $(11,200,000), due Jan 19	(700)	(346,500)
	Synovus Financial Corp.
	@ 46, Notional Amount: $(4,600,000), due Feb 19	(1,000)	(230,000)
	Umpqua Holdings Corp.
	@ 22.5, Notional Amount: $(821,250), due Dec 18	(365)	(75,738)
			(976,013)

	DIVERSIFIED FINANCIALS (0.1)%
	BlackRock, Inc.
	@ 460, Notional Amount: $(3,726,000), due Oct 18	(81)	(42,930)
	E*TRADE Financial Corp.
	@ 55, Notional Amount: $(825,000), due Jan 19	(150)	(71,625)
			(114,555)

	INSURANCE 0.0%
	Progressive Corp.
	@ 57.5, Notional Amount: $(1,207,500), due Nov 18	(210)	-
	Total Put Option Written (Premiums received: $1,302,851)		(1,090,568)

*	Indicates securities that do not produce income.
a	Securty or partial security segregated as collateral for securities sold short. The Funds
	are required to establish a margin account with the broker lending the security sold short.
	While the short sale is outstanding, the broker retains the proceeds of the short sale and the
	fund must maintain a deposit with the broker consisting of cash and securities having a
	value equal to a specified percentage of the value of the securities sold short. The aggregate
	market value of collateral posted was $59,052,836. The fund is obligated to pay the
	counterparty any dividends or interest due on securities sold short. Such dividends and
	interest are recorded as an expense to the fund.
b	Securities or partial securities on which call/put options were written
c	Each unit issued consists of one share of the Company's Class A common stock and one-third of one warrant.

d	Rate quoted is seven-day yield at period end.

RMB International Small Cap Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.1%
	Australia - 5.3%
215,085	Nanosonics Ltd.[a]	$558,153
157,717	Scottish Pacific Group Ltd.	492,506
		1,050,659

	Belgium - 2.8%
169,463	Econocom Group S.A.	550,914

	Canada - 2.3%
23,419	ShawCor Ltd.	447,656

	France - 9.1%
55,059	Altran Technologies S.A .	477,529
13,448	Criteo S.A. - ADR[a]	308,497
29,085	Elis S.A.	684,838
13,125	Tarkett S.A.	335,862
		1,806,726

	Germany - 2.0%
8,588	CANCOM SE	388,075

	Hong Kong - 4.3%
161,000	Johnson Electric Holdings Ltd.	454,514
1,023,800	Pico Far East Holdings Ltd.	402,806
		857,320

	Japan - 27.4%
17,600	Aeon Delight Co. Ltd.	642,070
23,000	Asante, Inc.	493,927
20,300	Daiseki Co. Ltd.	561,010
17,900	DIC Corp.	644,350
23,300	Dip Corp.	563,941
20,700	Doshisha Co. Ltd.	429,595
7,300	Mandom Corp.	231,940
17,200	Miraca Holdings, Inc.	447,333
20,200	NGK Spark Plug Co. Ltd.	588,470
5,600	PeptiDream, Inc.[a]	223,271
23,800	Transcosmos, Inc.	602,227
		5,428,134

	New Zealand - 1.3%
186,578	Skellerup Holdings Ltd.	264,660

	Norway - 12.0%
234,897	Axactor SEa	719,372
125,621	Evry AS	493,918
34,596	Kongsberg Gruppen ASA	666,522
40,904	Norwegian Finans Holding ASA[a]	500,322
		2,380,134

	Sweden - 1.4%
19,968	Elekta AB - Series B	268,602

		Switzerland - 5.0%
20,677		Luxoft Holding, Inc.[a]	979,056

		United Kingdom - 18.2%
16,667		Avon Rubber PLC	280,239
14,743		Clarkson PLC	518,836
418,811		ITE Group PLC	393,034
402,556		Mitie Group PLC	769,727
119,058		On the Beach Group PLC	768,146
517,767		Vectura Group PLC[a]	538,539
134,473		Volution Group PLC	333,019
			3,601,540

		TOTAL COMMON STOCKS
		(Cost $18,548,258)	$18,023,476

		SHORT-TERM INVESTMENTS - 10.1%
		MONEY MARKET - 10.1%
1,004,315		First American Government Obligations Fund - Class X - 1.98%[b]	1,004,315
1,004,316		First American Treasury Obligations Fund - Class X - 2.00%[b]	1,004,316
			2,008,631

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $2,008,631)	2,008,631
		TOTAL INVESTMENTS - 101.2%
		(Cost $20,556,889)	$20,032,107
		Liabilities in Excess of Other Assets - (1.2)%	(228,416)
		TOTAL NET ASSETS - 100.0%	$19,803,691

ADR		American Depositary Receipt
	a	Non-Income Producing.
	b	Rate quoted is seven-day yield at period end.

RMB International Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 91.7%
	Canada - 2.0%
64,183	Open Text Corp.	$2,442,298

	Finland - 4.4%
499,818	Nokia OYJ	2,772,156
67,394	UPM-Kymmene OYJ	2,644,774
		5,416,930

	France - 13.1%
97,519	AXA S.A.	2,621,144
188,015	Elis S.A.	4,427,015
57,667	Publicis Groupe S.A.	3,446,803
81,303	Rubis SCA	4,400,778
9,099	Thales S.A.	1,292,553
		16,188,293

	Germany - 10.2%
53,748	CANCOM SE	2,428,766
24,378	Fresenius Medical Care AG & Co. KGaA	2,507,173
31,792	Fresenius SE & Co. KGaA	2,334,320
37,541	HeidelbergCement AG	2,934,273
20,352	LEG Immobilien AG	2,416,134
		12,620,666

	Hong Kong - 2.6%
1,150,900	Johnson Electric Holdings Ltd.	3,249,074

	Ireland - 9.8%
301,491	Bank of Ireland Group PLC	2,308,552
326,521	Glanbia PLC	5,625,947
43,658	Ryanair Holdings PLC - ADR[a]	4,192,914
		12,127,413

	Japan - 25.8%
104,800	Aeon Delight Co. Ltd.	3,823,236
118,700	Daiseki Co. Ltd.	3,280,391
107,200	DIC Corp.	3,858,898
60,100	Mandom Corp.	1,909,532
153,400	NGK Spark Plug Co. Ltd.	4,468,879
91,000	Olympus Corp.	3,552,060
233,300	ORIX Corp.	3,782,244
90,500	Seven & i Holdings Co. Ltd.	4,030,364
71,800	Sompo Holdings, Inc.	3,057,914
		31,763,518

	Netherlands - 1.5%
47,928	QIAGEN N.V.[a]	1,815,513

	Norway - 5.7%
1,472,238	Axactor SEa	4,508,745
132,001	Kongsberg Gruppen ASA	2,543,112
		7,051,857

	Sweden - 6.4%
40,871	Autoliv, Inc.	3,542,699
88,527	Elekta AB - Series B	1,190,832
161,426	SKF AB - Series B	3,184,964
		7,918,495

	Switzerland - 3.7%
95,657	Luxoft Holding, Inc.[a]	4,529,359

	United Kingdom - 6.5%
1,860,564	Mitie Group PLC	3,557,581
694,878	On the Beach Group PLC	4,483,259
		8,040,840

	TOTAL COMMON STOCKS
	(Cost $114,868,263)	$113,164,256

	SHORT-TERM INVESTMENTS - 10.3%
	MONEY MARKET - 10.3%
6,352,857	First American Government Obligations Fund - Class X - 1.98%[b]	6,352,857
6,352,857	First American Treasury Obligations Fund - Class X - 2.00%[b]	6,352,857
		12,705,714

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $12,705,714)	12,705,714
	TOTAL INVESTMENTS - 102.0%
	(Cost $127,573,977)	$125,869,970
	Liabilities in Excess of Other Assets - (2.0)%	(2,531,213)
	TOTAL NET ASSETS - 100.0%	$123,338,757

ADR	American Depositary Receipt
a	Non-Income Producing.
b	Rate quoted is seven-day yield at period end.

RMB Japan Fund
Schedule of Investments
September 30, 2018 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 88.5%
	Japan - 88.5%
63,507	Ajinomoto Co., Inc.	$1,090,217
61,450	Alps Electric Co. Ltd.	1,560,858
161,800	Daicel Corp.	1,879,740
50,744	Dai-ichi Life Holdings, Inc.	1,056,460
44,928	Dip Corp.	1,087,414
705	Fukuoka REIT Corp.	1,090,820
47,500	HIS Co. Ltd.	1,588,629
47,580	Hitachi Ltd.	1,616,430
68,500	Isuzu Motors Ltd.	1,079,770
1,503	Japan Hotel REIT Investment Corp.	1,093,981
91,811	Japan Post Holdings Co. Ltd.	1,092,487
18,800	KYB Corp.	842,211
102,411	Maxell Holdings Ltd.	1,604,397
119,056	Mitsubishi Electric Corp.	1,630,969
259,007	Mitsubishi UFJ Financial Group, Inc.	1,616,457
78,263	Mitsui Fudosan Co. Ltd.	1,852,220
65,301	Mitsui Mining & Smelting Co. Ltd.	1,890,867
32,570	MS&AD Insurance Group Holdings, Inc.	1,087,578
10,900	Nidec Corp.	1,568,038
19,874	OPT Holding, Inc.	602,587
83,839	ORIX Corp.	1,359,192
70,500	OSG Corp.	1,605,206
175,118	Rakuten, Inc.	1,342,130
48,600	Recruit Holdings Co. Ltd.	1,621,996
30,342	Seven & i Holdings Co. Ltd.	1,351,263
18,459	Shin-Etsu Chemical Co. Ltd.	1,635,186
25,400	Shionogi & Co. Ltd.	1,659,651
4,000	SMC Corp.	1,280,056
19,551	SoftBank Group Corp.	1,973,684
22,828	Sony Corp.	1,399,576
27,200	Sushiro Global Holdings Ltd.	1,611,125
18,500	Sysmex Corp.	1,592,413
123,928	Takuma Co. Ltd.	1,645,903
11,403	Toei Co. Ltd.	1,371,933
44,570	Tokyu Corp.	815,142
68,455	Toppan Printing Co. Ltd.	1,099,546
45,970	Toyo Tire & Rubber Co. Ltd.	828,204
97,710	TV Asahi Holdings Corp.	1,877,318
		53,001,654

	TOTAL COMMON STOCKS
	(Cost $51,159,219)	$53,001,654

		SHORT-TERM INVESTMENTS - 10.0%
		MONEY MARKET - 10.0%
2,986,229		First American Government Obligations Fund - Class X - 1.98%[a]	2,986,229
2,986,230		First American Treasury Obligations Fund - Class X - 2.00%[a]	2,986,230
			5,972,459

		TOTAL SHORT-TERM INVESTMENTS
		(Cost $5,972,459)	5,972,459
		TOTAL INVESTMENTS - 98.5%
		(Cost $57,131,678)	$58,974,113
		Other Assets in Excess of Liabilities - 1.5%	898,019
		TOTAL NET ASSETS - 100.0%	$59,872,132

	a	Rate quoted is seven-day yield at period end.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust's registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB's Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB's Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (''ETFs''), and American Depository Receipts (''ADRs'') Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ''NOCP.'' The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Foreign Equity Securities Traded on Foreign Exchanges. The market value shall be the last reported sale price in the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary exchange.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security's closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security's valuation price to no longer reflect actual value, such security's fair value shall be determined through the use of an independent pricing service's proprietary fair value pricing model. When fair value pricing is employed, the value of the portfolio security used to calculate the Funds' NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund's NAV. Such trades may have the effect of reducing the value of existing shareholders' investments. The Funds' use of fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds'
process may not be effective in preventing short-term NAV arbitrage trading.

	Level 1	Level 2	Level 3	Total
RMB Fund

Assets
Common Stock[1]	$ 81,187,173	$ -	$ -	$ 81,187,173
Short-Term Investments	438,015	-	-	438,015
Total Investments	$ 81,625,188	$ -	$ -	$ 81,625,188

RMB Mendon Financial Services Fund

Assets
Common Stock[1]	$ 706,960,227	$ -	$ -	$ 706,960,227
Warrants[1]	3,921,000	-	-	3,921,000
Short-Term Investments	6,903,026	-	-	6,903,026
Liabilities
Written Options[1]		(146,375)	-	(146,375)
Total Investments	$ 717,784,253	$ (146,375)	$ -	$ 717,637,878

RMB Mendon Financial Long/Short Fund
Assets
Common Stock[1]	$ 184,043,636	$ -	$ -	$ 184,043,636
Options - Purchased[1]	1,250,370	-	-	1,250,370
Short-Term Investments	13,732,513	-	-	13,732,513
Liabilities
Short Sales[1]	(39,048,691)	-	-	(39,048,691)
Written Options[1]		(1,342,118)	-	(1,342,118)
Total Investments	$ 159,977,828	$ (1,342,118)	$ -	$ 158,635,710

RMB International Small Cap Fund

Assets
Common Stock[1]	$ 18,023,476	$ -	$ -	$ 18,023,476
Short-Term Investments	2,008,631	-	-	2,008,631
Total Investments	$ 20,032,107	$ -	$ -	$ 20,032,107

RMB International Fund

Assets
Common Stock[1]	$ 113,164,256	$ -	$ -	$ 113,164,256
Short-Term Investments	12,705,714	-	-	12,705,714
Total Investments	$ 125,869,970	$ -	$ -	$ 125,869,970

Japan Fund

Assets
Common Stock[1]	$ 53,001,654	$ -	$ -	$ 53,001,654
Short-Term Investments	5,972,459	-	-	5,972,459
Total Investments	$ 58,974,113	$ -	$ -	$ 58,974,113

[1] Refer to each Fund's respective Schedule of Investments for the breakdown of major categories.

During the period ended September 30, 2018, RMB Mendon Financial Services Fund owned shares of the following affiliated securities. An affiliated security is a security in which the Fund has ownership of at least 5% of the voting securities.

RMB Mendon Financial Services Fund

Affiliate	Value at 12/31/17	Cost of Purchases	Proceeds from Sales	Realized Gain/(Loss)	Unrealized Gain/(Loss)	Value at 09/30/18	Dividend Income
Manning & Napier, Inc.[1]	$ 1,604,160	$ 1,524,477	$ -	$ -	$ (29,512)	$ 3,099,125	$ 35,648
Totals	$ 1,604,160	$ 1,524,477	$ -	$ -	$ (29,512)	$ 3,099,125	$ 35,648

Affiliate				Shares at 12/31/17	Purchases	Sales	Shares at 09/30/18
Manning & Napier, Inc.[1]				445,600	604,951	-	1,050,551
Totals				445,600	604,951	-	1,050,551

[1] As of December 31, 2017, the company was not an affiliate.

Item 2. Controls and Procedures.

(a)
The Registrant's President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMB Investors Trust

By /s/ Walter H. Clark
      Walter H. Clark, President

Date                               11/27/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Walter H. Clark
      Walter H. Clark, President

Date                                  11/27/2018

By /s/ Maher Harb
      Maher Harb, Chief Financial Officer and Treasurer

Date                               11/26/2018